CORRECTION OF AN ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2015
Schedule of Error Corrections and Prior Period Adjustments in Statement of Operations [Table Text Block]
	Three months ended December 31, 2014
	As Originally Reported	Adjustment	As Restated
Consulting fees	$1,694,685	($793,495)	$901,190
Research and development	$952,343	$239,463	$1,191,806
Wages and salaries	$603,492	($471,373)	$132,119

Loss from operations	($4,117,423)	$1,025,405	($3,092,018)

Interest and other income	$2,845	$6,570	$9,415
Change in fair value of derivative liability	($55,589)	($20,947)	($76,536)
Foreign exchange	$687,148	($6,570)	$680,578

Net income (loss) for the period	$(3,483,019)	$1,004,458	$(2,478,561)

Comprehensive income (loss) for the period	$(4,190,894)	$1,004,458	$(3,186,436)

Basic and diluted loss per share	$(0.06)	$0.02	$(0.04)

	Nine months ended December 31, 2014
	As Originally Reported	Adjustment	As Restated
Consulting fees	$2,336,051	($1,168,508)	$1,167,543
Research and development	$2,668,529	$527,817	$3,196,346
Wages and salaries	$1,253,494	($569,119)	$684,375

Loss from operations	($8,449,159)	$1,209,810	($7,239,349)

Change in fair value of derivative liability	($818,382)	$147,592	($670,790)

Net loss for the period	$(9,156,043)	$1,357,402	$(7,798,641)

Comprehensive loss for the period	$(9,551,073)	$1,357,402	$(8,193,671)

Basic and diluted loss per share	$(0.17)	$0.03	$(0.14)

Cash and cash equivalents	$23,904
Receivables	1,644
Bridge loan receivable	150,000
Prepaid expenses	5,970
Accounts payable and accrued liabilities	(18,628)
$162,890

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As Originally Reported	Adjustment	As Restated
Research & development expenses	$3,828,775	$671,298	$4,500,073
Net loss for the year	$8,894,555	$943,762	$9,838,317
Comprehensive loss for the year	$9,866,195	$943,762	$10,809,957
Basic and diluted loss per share	$(0.16)	$(0.01)	$(0.17)
Additional paid-in capital	1,490,790	$943,762	$2,434,552
Accumulated deficit	$(18,479,689)	$(943,762)	(19,423,451)
Consulting fees	$1,085,606	$272,464	$1,358,070